May 3, 2000

SECURITIES  AND  EXCHANGE  COMMISSION
JUDICIARY  PLAZA
450  FIFTH  STREET,  N.W.
WASHINGTON,  D.C.

         RE:  FIRST  VARIABLE  RATE  FUND  FOR  GOVERNMENT  INCOME
              2-56809  AND  811-2633

         IN LIEU OF FILING UNDER PARAGRAPH (B) OR (C) OF SECTION 497, THE ABOVE REGISTRANT IS HEREBY FILING A CERTIFICATION THAT:

         (1) THE FORM OF PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION THAT WOULD HAVE BEEN FILED UNDER PARAGRAPH (B) OR (C) OF
SECTION 497 FOR CALVERT FIRST GOVERNMENT MONEY MARKET AND THE ADVISOR GROUP RESERVE FUND A CLASS OF CALVERT FIRST GOVERNMENT WOULD NOT HAVE DIFFERED FROM THOSE CONTAINED IN THE MOST RECENT REGISTRATION STATEMENT (EFFECTIVE APRIL 30,
2000) OR AMENDMENT; AND

         (2) THE TEXT OF THE MOST RECENT REGISTRATION STATEMENT (EFFECTIVE APRIL 30, 2000) HAS BEEN FILED ELECTRONICALLY.


         IF YOU HAVE QUESTIONS OR REQUIRE FURTHER INFORMATION, PLEASE CONTACT ME AT 301-951-4881.

                                            SINCERELY,

                                            /S/Jennifer Streaks

                                            Jennifer Streaks
                                            ASSOCIATE  GENERAL  COUNSEL